REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE
Schedule of net revenue

	Years ended December 31,
	2021	2022	2023

Colocation services	6,514,268	7,943,268	8,669,669
Managed service and others	1,300,136	1,374,623	1,286,268
Service revenue	7,814,404	9,317,891	9,955,937
Equipment sales	4,277	7,740	564
Total	7,818,681	9,325,631	9,956,501